Operating Lease - Schedule of Maturity of our Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity of our Operating Lease Liabilities [Abstract]
Year of 2024		$ 79,596
Year of 2025		48,372
Year of 2026		8,062
Total lease payments		136,030
Less: imputed interest		(17,302)
Operating lease liabilities		153,332	$ 330,004
Less: current obligation		79,736	162,576
Non-current obligation on December 31, 2023		$ 73,596	$ 167,428